Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP FUND
SupplementTextBlock	ck0000795264_SupplementTextBlock

THOMPSON IM FUNDS, INC.

MIDCAP FUND

Supplement Dated January 19, 2017 to Prospectus Dated March 31, 2016

Change in Expense Reimbursement for the LargeCap Fund and MidCap Fund

Thompson Investment Management, Inc., investment advisor to the Funds, has contractually agreed to increase the amount of expenses it will reimburse the LargeCap Fund and MidCap Fund. Effective December 1, 2016, the Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund and MidCap Fund through March 31, 2018, so that the annual operating expenses of the LargeCap Fund do not exceed 1.10% of its average daily net assets and the annual operating expenses of the MidCap Fund do not exceed 1.20% of its average daily net assets. The previous expense limitations were 1.13% for the LargeCap Fund and 1.25% for the MidCap Fund.

As a result of these changes:

The following table and related text on Page 8 of the Prospectus relating to the MidCap Fund are deleted and replaced in their entirety by the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2018-03-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,755

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2018, so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.